CERTAMX

[redacted]

05073773

1-32702

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
DEC 1 5 2005
1086

December 15, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

This is to certify that on December 15, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Almaden Minerals, Ltd. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, without par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 1 5 2005
THOMSON
FINANCIAL

cc: Herbert Scholl